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AXA Equitable Life Insurance Company
SUPPLEMENT DATED FEBRUARY 6, 2017 TO THE MAY 1, 2016 PROSPECTUS FOR STRUCTURED
CAPITAL STRATEGIES(R) 16

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This Supplement modifies certain information in the above-referenced Prospectus
(the "Prospectus") offered by AXA Equitable Life Insurance Company ("AXA
Equitable"). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in your Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

On or about February 6, 2017, Structured Capital Strategies(R) 16 will be available for sale in New York. Accordingly, "Appendix II: State contract availability and/or variations of certain features and benefits" in the Prospectus is hereby supplemented with the following:

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
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 STATE    FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
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
NEW YORK  QP (Defined Benefit and Defined   Not available.
          Contribution) contracts

          See "Indices" under "Structured   The following Indices are not
          Investment Option" in "Contract   available:
          features and benefits"            .   Financial Select Sector
                                                SPDR(R) Fund
                                            .   iShares(R) Dow Jones U.S.
                                                Real Estate Index Fund
                                            .   Energy Select Sector SPDR(R)
                                                Fund
                                            .   SPDR(R) Gold Shares

          See "Your right to cancel within  The second paragraph under "Your
          a certain number of days" in      right to cancel within a certain
          "Contract features and benefits"  number of days" is deleted in
          and also see "Calculation         its entirety and replaced with
          Formula" in "Appendix III:        the following:
          Segment Interim Value"
                                            Your refund will equal your
                                            account value under the contract
                                            on the day we receive written
                                            notification of your decision to
                                            cancel the contract and will
                                            reflect any investment gain or
                                            loss in the variable investment
                                            options (less the daily charges
                                            we deduct) through the date we
                                            receive your contract. This
                                            includes a modified calculation
                                            of the Segment Interim Value for
                                            amounts allocated to existing
                                            Segments. For any IRA contract
                                            returned to us within seven days
                                            after you receive it, we are
                                            required to refund the full
                                            amount of your contribution.

                                            Only for the purpose of
                                            calculating your refunded amount
                                            if you exercise your right to
                                            cancel within a certain number
                                            of days, your Segment Interim
                                            Value is equal to the sum of the
                                            following components:

                                            (1) Fair Value of Fixed
                                            Instruments; plus
                                            (2) Fair Value of Derivatives;
                                            plus
                                            (3) Cap Calculation Factor
                                            (computed based on the
                                            assumption that we have not
                                            incurred any expense).

          See "Withdrawals treated as       The paragraph under "Withdrawals
          surrenders" in "Accessing your    treated as surrenders" is
          money"                            deleted in its entirety and
                                            replaced with the following:

                                            We have the right to pay the
                                            cash value and terminate the
                                            contract if no contributions are
                                            made during the last three
                                            completed contract years and you
                                            make a withdrawal that would
                                            result in a cash value of less
                                            than $500. For the tax
                                            consequences of withdrawals, see
                                            "Tax information" later in this
                                            Prospectus.

          See "The amount applied to        If a life contingent annuity
          purchase an annuity payout        payout option is elected, the
          option" in "Accessing your money" amount applied to the annuity benefit will be 100% of the
                                            account value and any applicable
                                            withdrawal charge will be waived.

                   Form No. IM-25-17 (2/17)            Catalog No.157119 (2/17)
                   AR SCS 16 New Biz/Inforce -
                   NY only                                              #331060

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
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 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
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
NEW YORK                                       If a non-life contingent annuity
(CONTINUED)                                    payout option is elected, the
                                               amount applied to the annuity
                                               benefit is the greater of the
                                               cash value or 95% of what the
                                               account value would be if no
                                               withdrawal charge applied.

             See "Owner and annuitant          Joint annuitants do not have to
             requirements" in "Contract        be spouses.
             features and benefits"

             See "Disability, terminal         Item (i) is deleted and replaced
             illness, or confinement to a      with the following: An owner (or
             nursing home" in "Charges and     older joint owner, if
             expenses"                         applicable) has qualified to
                                               receive Social Security
                                               disability benefits as certified
                                               by the Social Security
                                               Administration or meets the
                                               definition of a total disability
                                               as specified in the contract. To
                                               qualify, a recertification
                                               statement from a physician will
                                               be required every 12 months from
                                               the date disability is
                                               determined.

             See "Transfers of ownership,      You may assign all or a portion
             collateral assignments, loans     of your contract at any time,
             and borrowing" in "More           unless otherwise restricted for
             information"                      tax qualification purposes.
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





Structured Capital Strategies(R) is issued by and is a registered service mark of

             AXA Equitable Life Insurance Company (AXA Equitable). Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC.
               1290 Avenue of the Americas, New York, NY 10104.

   Copyright 2017 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                1290 Avenue of the Americas, New York, NY 10104
                                (212) 554-1234

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